Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000197832 | Transamerica S&P 500 Index VPFR_89356L494
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000197832 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000197832 | Transamerica Short-Term BondFR_893961292
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000197832 | Transamerica MSCI EAFE Index VPFR_89356L486
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000197832 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000197832 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000197832 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000197832 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021467 | U.S. Treasury BondsFR_912810TF5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021467 | Uniform Mortgage-Backed Security, TBAFR_01F020612
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021467 | U.S. Treasury BillsFR_912797KJ5_0.010000_2025-03-20
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021467 | U.S. Treasury BondsFR_912810QA9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021467 | U.S. Treasury BondsFR_912810TS7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021467 | Uniform Mortgage-Backed Security, TBAFR_01F052615
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021467 | U.S. Treasury NotesFR_91282CCB5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021467 | Uniform Mortgage-Backed Security, TBAFR_01F022618
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021467 | U.S. Treasury BondsFR_912810SN9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021467 | U.S. Treasury Bonds, Principal Only STRIPS, Zero CouponFR_912803GK3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021467 | U.S. Government Obligations_FR_880591FB3
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000021467 | AAA_FR_05377RHY3
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000021467 | AA_FR_02377LAA2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021467 | A_FR_025816DU0
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000021467 | BBB_FR_032095AQ4
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000021467 | BB_FR_98877DAG0
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000021467 | B_FR_289178AA3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021467 | CCC and Below_FR_203372AX5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021467 | Not Rated_FR_984245AX8
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021467 | _FR_85520LQ65_0.000000_2025-03-06
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021467 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000021467 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000021467 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000021467 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000021467 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000021467 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021467 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021467 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021467 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021467 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021467 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021468 | U.S. Treasury BondsFR_912810TF5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021468 | Uniform Mortgage-Backed Security, TBAFR_01F020612
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021468 | U.S. Treasury BillsFR_912797KJ5_0.010000_2025-03-20
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021468 | U.S. Treasury BondsFR_912810QA9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021468 | U.S. Treasury BondsFR_912810TS7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021468 | Uniform Mortgage-Backed Security, TBAFR_01F052615
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021468 | U.S. Treasury NotesFR_91282CCB5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021468 | Uniform Mortgage-Backed Security, TBAFR_01F022618
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021468 | U.S. Treasury BondsFR_912810SN9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021468 | U.S. Treasury Bonds, Principal Only STRIPS, Zero CouponFR_912803GK3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021468 | U.S. Government Obligations_FR_880591FB3
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000021468 | AAA_FR_05377RHY3
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000021468 | AA_FR_02377LAA2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021468 | A_FR_025816DU0
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000021468 | BBB_FR_032095AQ4
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000021468 | BB_FR_98877DAG0
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000021468 | B_FR_289178AA3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021468 | CCC and Below_FR_203372AX5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021468 | Not Rated_FR_984245AX8
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021468 | _FR_85520LQ65_0.000000_2025-03-06
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021468 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000021468 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000021468 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000021468 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000021468 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000021468 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021468 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021468 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021468 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021468 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021468 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021437 | Uniform Mortgage-Backed Security, TBAFR_01F052615
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021437 | Uniform Mortgage-Backed Security, TBAFR_01F022618
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021437 | Uniform Mortgage-Backed Security, TBAFR_01F030611
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021437 | U.S. Treasury BillsFR_912797KJ5_1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021437 | Uniform Mortgage-Backed Security, TBAFR_01F032617
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021437 | Uniform Mortgage-Backed Security, TBAFR_01F042616
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021437 | Uniform Mortgage-Backed Security, TBAFR_01F040610
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021437 | Toronto-Dominion BankFR_89119APK8_0.000000_2025-02-19
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021437 | U.S. Treasury NotesFR_91282CJT9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021437 | Svenska Handelsbanken ABFR_86960JQ32_0.000000_2025-03-03
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021437 | U.S. Government Obligations_FR_3133TQC54
Holdings [Line Items]
Percent of Net Asset Value	56.30%
C000021437 | AAA_FR_89176EAA8
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000021437 | AA_FR_30303M8M7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021437 | A_FR_49177JAH5
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000021437 | BBB_FR_53944YAU7
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000021437 | BB_FR_674599DC6
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021437 | B_FR_59020UAR6
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021437 | CCC and Below_FR_81375WHH2
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021437 | Not Rated_FR_12668APD1
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021437 | Not Rated_FR_86359LAA7
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000021437 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000021437 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000021437 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000021437 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000021437 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000021437 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021437 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021437 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000021437 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021437 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021438 | Uniform Mortgage-Backed Security, TBAFR_01F052615
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021438 | Uniform Mortgage-Backed Security, TBAFR_01F022618
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021438 | Uniform Mortgage-Backed Security, TBAFR_01F030611
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021438 | U.S. Treasury BillsFR_912797KJ5_1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021438 | Uniform Mortgage-Backed Security, TBAFR_01F032617
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021438 | Uniform Mortgage-Backed Security, TBAFR_01F042616
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021438 | Uniform Mortgage-Backed Security, TBAFR_01F040610
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021438 | Toronto-Dominion BankFR_89119APK8_0.000000_2025-02-19
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021438 | U.S. Treasury NotesFR_91282CJT9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021438 | Svenska Handelsbanken ABFR_86960JQ32_0.000000_2025-03-03
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021438 | U.S. Government Obligations_FR_3133TQC54
Holdings [Line Items]
Percent of Net Asset Value	56.30%
C000021438 | AAA_FR_89176EAA8
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000021438 | AA_FR_30303M8M7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021438 | A_FR_49177JAH5
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000021438 | BBB_FR_53944YAU7
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000021438 | BB_FR_674599DC6
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021438 | B_FR_59020UAR6
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021438 | CCC and Below_FR_81375WHH2
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021438 | Not Rated_FR_12668APD1
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021438 | Not Rated_FR_86359LAA7
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000021438 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000021438 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000021438 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000021438 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000021438 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000021438 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021438 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021438 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000021438 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021438 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021463 | Western Digital Corp.FR_958102AM7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021463 | ILFC E-Capital Trust IFR_44965TAA5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021463 | VZ Secured Financing BVFR_91845AAA3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021463 | Smyrna Ready Mix Concrete LLCFR_83283WAE3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021463 | Herc Holdings, Inc.FR_42704LAA2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021463 | CSC Holdings LLCFR_126307BA4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021463 | Novelis Corp.FR_670001AE6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021463 | Constellium SEFR_21039CAA2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021463 | Allied Universal Holdco LLCFR_019576AD9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021463 | Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLCFR_76174LAA1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021463 | BBB_FR_26885BAH3
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000021463 | BB_FR_23166MAA1
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000021463 | B_FR_22282EAJ1
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000021463 | CCC and Below_FR_18453HAD8
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000021463 | _FR_38349YAB1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021463 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000021463 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021463 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000021463 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021463 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021464 | Western Digital Corp.FR_958102AM7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021464 | ILFC E-Capital Trust IFR_44965TAA5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021464 | VZ Secured Financing BVFR_91845AAA3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021464 | Smyrna Ready Mix Concrete LLCFR_83283WAE3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021464 | Herc Holdings, Inc.FR_42704LAA2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021464 | CSC Holdings LLCFR_126307BA4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021464 | Novelis Corp.FR_670001AE6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021464 | Constellium SEFR_21039CAA2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021464 | Allied Universal Holdco LLCFR_019576AD9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021464 | Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLCFR_76174LAA1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021464 | BBB_FR_26885BAH3
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000021464 | BB_FR_23166MAA1
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000021464 | B_FR_22282EAJ1
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000021464 | CCC and Below_FR_18453HAD8
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000021464 | _FR_38349YAB1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021464 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000021464 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021464 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000021464 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021464 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021461 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021461 | MetLife, Inc.FR_59156R108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021461 | CME Group, Inc.FR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021461 | Colgate-Palmolive Co.FR_194162103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021461 | Gilead Sciences, Inc.FR_375558103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021461 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021461 | Texas Instruments, Inc.FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021461 | Republic Services, Inc.FR_760759100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021461 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021461 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021461 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000021461 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021461 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021461 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000021461 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000021461 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000021461 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000021461 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000021461 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000021461 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021461 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021461 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021461 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021461 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021462 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021462 | MetLife, Inc.FR_59156R108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021462 | CME Group, Inc.FR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021462 | Colgate-Palmolive Co.FR_194162103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021462 | Gilead Sciences, Inc.FR_375558103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021462 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021462 | Texas Instruments, Inc.FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021462 | Republic Services, Inc.FR_760759100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021462 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021462 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021462 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000021462 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021462 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021462 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000021462 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000021462 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000021462 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000021462 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000021462 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000021462 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021462 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021462 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021462 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021462 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021497 | Federal Home Loan BanksFR_3130A4CH3
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000021497 | U.S. Treasury NotesFR_91282CEC1
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021497 | Federal Farm Credit Banks Funding Corp.FR_3133EKS64
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021497 | Uniform Mortgage-Backed Security, TBAFR_01F032419
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021497 | Federal National Mortgage AssociationFR_3135G05Q2
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021497 | U.S. Treasury NotesFR_91282CDK4
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021497 | Tennessee Valley AuthorityFR_880591EU2
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021497 | Tennessee Valley AuthorityFR_880591EB4
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021497 | Federal Home Loan BanksFR_3130ATVX2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021497 | U.S. Treasury NotesFR_91282CKU4
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021497 | U.S. Government Obligations_FR_36230RNF9
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000021497 | AAA_FR_924279AC6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021497 | A_FR_61747YFL4
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021497 | BBB_FR_350930AC7
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021497 | BB_FR_12624QAR4
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021497 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021497 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000021497 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021497 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000021497 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000021497 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000021497 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021498 | Federal Home Loan BanksFR_3130A4CH3
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000021498 | U.S. Treasury NotesFR_91282CEC1
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021498 | Federal Farm Credit Banks Funding Corp.FR_3133EKS64
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021498 | Uniform Mortgage-Backed Security, TBAFR_01F032419
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021498 | Federal National Mortgage AssociationFR_3135G05Q2
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021498 | U.S. Treasury NotesFR_91282CDK4
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021498 | Tennessee Valley AuthorityFR_880591EU2
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021498 | Tennessee Valley AuthorityFR_880591EB4
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021498 | Federal Home Loan BanksFR_3130ATVX2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021498 | U.S. Treasury NotesFR_91282CKU4
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021498 | U.S. Government Obligations_FR_36230RNF9
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000021498 | AAA_FR_924279AC6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021498 | A_FR_61747YFL4
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021498 | BBB_FR_350930AC7
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021498 | BB_FR_12624QAR4
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021498 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021498 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000021498 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021498 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000021498 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000021498 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000021498 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021493 | U.S. Treasury Floating Rate NotesFR_91282CHS3_4.400718_2025-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021493 | U.S. Treasury BillsFR_912797NE3_0.010000_2025-05-08
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021493 | U.S. Treasury BillsFR_912797NK9_0.010000_2025-03-04
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021493 | U.S. Treasury Floating Rate NotesFR_91282CGF2_4.475718_2025-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021493 | U.S. Treasury BillsFR_912797NV5_0.010000_2025-06-20
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021493 | U.S. Treasury BillsFR_912797NN3_0.010000_2025-05-29
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021493 | U.S. Treasury Floating Rate NotesFR_91282CLT6_4.480718_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021493 | U.S. Treasury BillsFR_912797NG8_0.010000_2025-02-11
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021493 | U.S. Treasury BillsFR_912797NS2_0.010000_2025-03-25
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021493 | Federal Farm Credit Discount NotesFR_313313AS7_0.010000_2025-01-17
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021493 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000021493 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000021493 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000021493 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000021493 | AssetShort-Term U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000021494 | U.S. Treasury Floating Rate NotesFR_91282CHS3_4.400718_2025-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021494 | U.S. Treasury BillsFR_912797NE3_0.010000_2025-05-08
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021494 | U.S. Treasury BillsFR_912797NK9_0.010000_2025-03-04
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021494 | U.S. Treasury Floating Rate NotesFR_91282CGF2_4.475718_2025-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021494 | U.S. Treasury BillsFR_912797NV5_0.010000_2025-06-20
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021494 | U.S. Treasury BillsFR_912797NN3_0.010000_2025-05-29
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021494 | U.S. Treasury Floating Rate NotesFR_91282CLT6_4.480718_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021494 | U.S. Treasury BillsFR_912797NG8_0.010000_2025-02-11
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021494 | U.S. Treasury BillsFR_912797NS2_0.010000_2025-03-25
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021494 | Federal Farm Credit Discount NotesFR_313313AS7_0.010000_2025-01-17
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021494 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000021494 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000021494 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000021494 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000021494 | AssetShort-Term U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000099459 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000099459 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000099459 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000099459 | iShares U.S. Treasury Bond ETFFR_46429B267
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000099459 | iShares Short Treasury Bond ETFFR_464288679
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000099459 | iShares 7-10 Year Treasury Bond ETFFR_464287440
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000099459 | iShares iBoxx $ Investment Grade Corporate Bond ETFFR_464287242
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000099459 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000099459 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000099459 | iShares MSCI Eurozone ETFFR_464286608
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000099459 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000099459 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000099459 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000099459 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000099459 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000099459 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000099460 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000099460 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000099460 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000099460 | iShares U.S. Treasury Bond ETFFR_46429B267
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000099460 | iShares Short Treasury Bond ETFFR_464288679
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000099460 | iShares 7-10 Year Treasury Bond ETFFR_464287440
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000099460 | iShares iBoxx $ Investment Grade Corporate Bond ETFFR_464287242
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000099460 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000099460 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000099460 | iShares MSCI Eurozone ETFFR_464286608
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000099460 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000099460 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000099460 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000099460 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000099460 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000099460 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000099461 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000099461 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000099461 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000099461 | iShares U.S. Treasury Bond ETFFR_46429B267
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000099461 | iShares Short Treasury Bond ETFFR_464288679
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000099461 | iShares 7-10 Year Treasury Bond ETFFR_464287440
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000099461 | iShares iBoxx $ Investment Grade Corporate Bond ETFFR_464287242
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000099461 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000099461 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000099461 | iShares MSCI Japan ETFFR_46434G822
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099461 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	52.50%
C000099461 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000099461 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000099461 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000099461 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000099461 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000099462 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000099462 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000099462 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000099462 | iShares U.S. Treasury Bond ETFFR_46429B267
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000099462 | iShares Short Treasury Bond ETFFR_464288679
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000099462 | iShares 7-10 Year Treasury Bond ETFFR_464287440
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000099462 | iShares iBoxx $ Investment Grade Corporate Bond ETFFR_464287242
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000099462 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000099462 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000099462 | iShares MSCI Japan ETFFR_46434G822
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099462 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	52.50%
C000099462 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000099462 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000099462 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000099462 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000099462 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000099463 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000099463 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000099463 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000099463 | iShares U.S. Treasury Bond ETFFR_46429B267
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099463 | iShares Short Treasury Bond ETFFR_464288679
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000099463 | iShares 7-10 Year Treasury Bond ETFFR_464287440
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000099463 | iShares iBoxx $ Investment Grade Corporate Bond ETFFR_464287242
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099463 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000099463 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000099463 | iShares MSCI Japan ETFFR_46434G822
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099463 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000099463 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000099463 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000099463 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(8.50%)
C000099463 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000099463 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000099464 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000099464 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000099464 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000099464 | iShares U.S. Treasury Bond ETFFR_46429B267
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099464 | iShares Short Treasury Bond ETFFR_464288679
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000099464 | iShares 7-10 Year Treasury Bond ETFFR_464287440
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000099464 | iShares iBoxx $ Investment Grade Corporate Bond ETFFR_464287242
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099464 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000099464 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000099464 | iShares MSCI Japan ETFFR_46434G822
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099464 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000099464 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000099464 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000099464 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(8.50%)
C000099464 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000099464 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000112676 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000112676 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000112676 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000112676 | iShares U.S. Treasury Bond ETFFR_46429B267
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000112676 | iShares Short Treasury Bond ETFFR_464288679
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000112676 | iShares 7-10 Year Treasury Bond ETFFR_464287440
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000112676 | iShares iBoxx $ Investment Grade Corporate Bond ETFFR_464287242
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000112676 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000112676 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000112676 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000112676 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000112676 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(11.00%)
C000112676 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000112676 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000112678 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000112678 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000112678 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000112678 | iShares U.S. Treasury Bond ETFFR_46429B267
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000112678 | iShares Short Treasury Bond ETFFR_464288679
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000112678 | iShares 7-10 Year Treasury Bond ETFFR_464287440
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000112678 | iShares iBoxx $ Investment Grade Corporate Bond ETFFR_464287242
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000112678 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000112678 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000112678 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000112678 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000112678 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(7.10%)
C000112678 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000112678 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000167274 | iShares MSCI EAFE Min Vol Factor ETFFR_46429B689
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000167274 | iShares MSCI USA Min Vol Factor ETFFR_46429B697
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000167274 | iShares MSCI USA Momentum Factor ETFFR_46432F396
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000167274 | iShares MSCI USA Quality Factor ETFFR_46432F339
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000167274 | iShares MSCI USA Value Factor ETFFR_46432F388
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000167274 | iShares MSCI USA Size Factor ETFFR_46432F370
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000167274 | iShares MSCI Emerging Markets Min Vol Factor ETFFR_464286533
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000167274 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	75.20%
C000167274 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000167274 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(16.80%)
C000167274 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000167274 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021485 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000021485 | iShares MSCI EAFE Min Vol Factor ETFFR_46429B689
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000021485 | iShares MSCI USA Min Vol Factor ETFFR_46429B697
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000021485 | iShares MSCI USA Momentum Factor ETFFR_46432F396
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000021485 | iShares MSCI USA Quality Factor ETFFR_46432F339
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000021485 | iShares MSCI USA Value Factor ETFFR_46432F388
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000021485 | iShares MSCI USA Size Factor ETFFR_46432F370
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021485 | iShares MSCI Emerging Markets Min Vol Factor ETFFR_464286533
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021485 | iShares Broad USD Investment Grade Corporate Bond ETFFR_464288620
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000021485 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000021485 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	59.80%
C000021485 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000021485 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(7.60%)
C000021485 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000021485 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021486 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000021486 | iShares MSCI EAFE Min Vol Factor ETFFR_46429B689
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000021486 | iShares MSCI USA Min Vol Factor ETFFR_46429B697
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000021486 | iShares MSCI USA Momentum Factor ETFFR_46432F396
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000021486 | iShares MSCI USA Quality Factor ETFFR_46432F339
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000021486 | iShares MSCI USA Value Factor ETFFR_46432F388
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000021486 | iShares MSCI USA Size Factor ETFFR_46432F370
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021486 | iShares MSCI Emerging Markets Min Vol Factor ETFFR_464286533
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021486 | iShares Broad USD Investment Grade Corporate Bond ETFFR_464288620
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000021486 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000021486 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	59.80%
C000021486 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000021486 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(7.60%)
C000021486 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000021486 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000167272 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000167272 | iShares MSCI EAFE Min Vol Factor ETFFR_46429B689
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000167272 | iShares MSCI USA Min Vol Factor ETFFR_46429B697
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000167272 | iShares MSCI USA Momentum Factor ETFFR_46432F396
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000167272 | iShares MSCI USA Quality Factor ETFFR_46432F339
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000167272 | iShares MSCI USA Value Factor ETFFR_46432F388
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000167272 | iShares MSCI USA Size Factor ETFFR_46432F370
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000167272 | iShares MSCI Emerging Markets Min Vol Factor ETFFR_464286533
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000167272 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000167272 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000167272 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000167272 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000167272 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000167272 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000167273 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000167273 | iShares MSCI EAFE Min Vol Factor ETFFR_46429B689
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000167273 | iShares MSCI USA Min Vol Factor ETFFR_46429B697
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000167273 | iShares MSCI USA Momentum Factor ETFFR_46432F396
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000167273 | iShares MSCI USA Quality Factor ETFFR_46432F339
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000167273 | iShares MSCI USA Value Factor ETFFR_46432F388
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000167273 | iShares MSCI USA Size Factor ETFFR_46432F370
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000167273 | iShares MSCI Emerging Markets Min Vol Factor ETFFR_464286533
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000167273 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000167273 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000167273 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000167273 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(19.80%)
C000167273 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000167273 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000074412 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000074412 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000074412 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000074412 | iShares Short Treasury Bond ETFFR_464288679
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000074412 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000074412 | iShares Broad USD Investment Grade Corporate Bond ETFFR_464288620
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000074412 | iShares Core S&P Total U.S. Stock Market ETFFR_464287150
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000074412 | iShares MSCI Emerging Markets ETFFR_464287234
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000074412 | iShares Broad USD High Yield Corporate Bond ETFFR_46435U853
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074412 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074412 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000074412 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000074412 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000074412 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(10.40%)
C000074412 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000074412 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074411 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000074411 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000074411 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000074411 | iShares Short Treasury Bond ETFFR_464288679
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000074411 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000074411 | iShares Broad USD Investment Grade Corporate Bond ETFFR_464288620
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000074411 | iShares Core S&P Total U.S. Stock Market ETFFR_464287150
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000074411 | iShares MSCI Emerging Markets ETFFR_464287234
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000074411 | iShares Broad USD High Yield Corporate Bond ETFFR_46435U853
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074411 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074411 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000074411 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000074411 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000074411 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(10.40%)
C000074411 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000074411 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074416 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000074416 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000074416 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000074416 | iShares Short Treasury Bond ETFFR_464288679
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000074416 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000074416 | iShares Broad USD Investment Grade Corporate Bond ETFFR_464288620
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000074416 | iShares Core S&P Total U.S. Stock Market ETFFR_464287150
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000074416 | iShares MSCI Emerging Markets ETFFR_464287234
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074416 | iShares Broad USD High Yield Corporate Bond ETFFR_46435U853
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074416 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074416 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000074416 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	61.50%
C000074416 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000074416 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000074416 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000074416 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074415 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000074415 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000074415 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000074415 | iShares Short Treasury Bond ETFFR_464288679
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000074415 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000074415 | iShares Broad USD Investment Grade Corporate Bond ETFFR_464288620
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000074415 | iShares Core S&P Total U.S. Stock Market ETFFR_464287150
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000074415 | iShares MSCI Emerging Markets ETFFR_464287234
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074415 | iShares Broad USD High Yield Corporate Bond ETFFR_46435U853
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074415 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074415 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000074415 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	61.50%
C000074415 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000074415 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000074415 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000074415 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074414 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000074414 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000074414 | iShares Short Treasury Bond ETFFR_464288679
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000074414 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000074414 | iShares Broad USD Investment Grade Corporate Bond ETFFR_464288620
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000074414 | iShares Core S&P Total U.S. Stock Market ETFFR_464287150
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000074414 | iShares MSCI Emerging Markets ETFFR_464287234
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000074414 | iShares Broad USD High Yield Corporate Bond ETFFR_46435U853
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074414 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000074414 | iShares MSCI Canada ETFFR_464286509
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074414 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000074414 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000074414 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000074414 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(9.20%)
C000074414 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000074414 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000074413 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000074413 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000074413 | iShares Short Treasury Bond ETFFR_464288679
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000074413 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000074413 | iShares Broad USD Investment Grade Corporate Bond ETFFR_464288620
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000074413 | iShares Core S&P Total U.S. Stock Market ETFFR_464287150
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000074413 | iShares MSCI Emerging Markets ETFFR_464287234
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000074413 | iShares Broad USD High Yield Corporate Bond ETFFR_46435U853
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074413 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000074413 | iShares MSCI Canada ETFFR_464286509
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074413 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000074413 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000074413 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000074413 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(9.20%)
C000074413 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000074413 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021441 | Equinix, Inc., REITFR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000021441 | Prologis, Inc., REITFR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021441 | AvalonBay Communities, Inc., REITFR_053484101
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021441 | Simon Property Group, Inc., REITFR_828806109
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021441 | Mid-America Apartment Communities, Inc., REITFR_59522J103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021441 | VICI Properties, Inc., REITFR_925652109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021441 | Welltower, Inc., REITFR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021441 | Mitsubishi Estate Co. Ltd.FR_659672000
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021441 | Ventas, Inc., REITFR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021441 | Extra Space Storage, Inc., REITFR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021441 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000021441 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021441 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021441 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021441 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021441 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000021442 | Equinix, Inc., REITFR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000021442 | Prologis, Inc., REITFR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021442 | AvalonBay Communities, Inc., REITFR_053484101
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021442 | Simon Property Group, Inc., REITFR_828806109
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021442 | Mid-America Apartment Communities, Inc., REITFR_59522J103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021442 | VICI Properties, Inc., REITFR_925652109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021442 | Welltower, Inc., REITFR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021442 | Mitsubishi Estate Co. Ltd.FR_659672000
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021442 | Ventas, Inc., REITFR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021442 | Extra Space Storage, Inc., REITFR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021442 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000021442 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021442 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021442 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021442 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021442 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000076203 | Transamerica Short-Term BondFR_893961292
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000076203 | Transamerica JPMorgan Enhanced Index VPFR_89360C662
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000076203 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000076203 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000076203 | Transamerica Aegon Core Bond VPFR_89360C688
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000076203 | Transamerica WMC US Growth VPFR_89360C332
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000076203 | Transamerica TSW International Equity VPFR_89360C159
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000076203 | Transamerica International Focus VPFR_89360C555
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000076203 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000076203 | Transamerica Morgan Stanley Capital Growth VPFR_89360C621
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000076203 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	55.10%
C000076203 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000076203 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000076203 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000076203 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076203 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000076203 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000076204 | Transamerica Short-Term BondFR_893961292
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000076204 | Transamerica JPMorgan Enhanced Index VPFR_89360C662
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000076204 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000076204 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000076204 | Transamerica Aegon Core Bond VPFR_89360C688
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000076204 | Transamerica WMC US Growth VPFR_89360C332
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000076204 | Transamerica TSW International Equity VPFR_89360C159
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000076204 | Transamerica International Focus VPFR_89360C555
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000076204 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000076204 | Transamerica Morgan Stanley Capital Growth VPFR_89360C621
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000076204 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	55.10%
C000076204 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000076204 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000076204 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000076204 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076204 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000076204 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000217588 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000217588 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000217588 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000217588 | Transamerica WMC US Growth VPFR_89360C332
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000217588 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000217588 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000217588 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000217588 | Transamerica Emerging Markets EquityFR_89360T210
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000217588 | Transamerica High Yield BondFR_893961367
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000217588 | Transamerica Pinebridge Inflation Opportunities VPFR_89360D439
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000217588 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	50.30%
C000217588 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000217588 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000217588 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000062365 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000062365 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000062365 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000062365 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000062365 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000062365 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000062365 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000062365 | Vanguard S&P 500 ETFFR_922908363
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000062365 | Vanguard Intermediate-Term Corporate Bond ETFFR_92206C870
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000062365 | Vanguard FTSE Developed Markets ETFFR_921943858
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000062365 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000062365 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000062365 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000062365 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)
C000062365 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000062365 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000062366 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000062366 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000062366 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000062366 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000062366 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000062366 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000062366 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000062366 | Vanguard S&P 500 ETFFR_922908363
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000062366 | Vanguard Intermediate-Term Corporate Bond ETFFR_92206C870
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000062366 | Vanguard FTSE Developed Markets ETFFR_921943858
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000062366 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000062366 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000062366 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000062366 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)
C000062366 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000062366 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000080975 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000080975 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000080975 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000080975 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000080975 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000080975 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000080975 | Vanguard S&P 500 ETFFR_922908363
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000080975 | Vanguard Intermediate-Term Corporate Bond ETFFR_92206C870
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000080975 | Vanguard FTSE Developed Markets ETFFR_921943858
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000080975 | Schwab U.S. Aggregate Bond ETFFR_808524839
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000080975 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000080975 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	64.20%
C000080975 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000080975 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
C000080975 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000080975 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000080976 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000080976 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000080976 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000080976 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000080976 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000080976 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000080976 | Vanguard S&P 500 ETFFR_922908363
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000080976 | Vanguard Intermediate-Term Corporate Bond ETFFR_92206C870
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000080976 | Vanguard FTSE Developed Markets ETFFR_921943858
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000080976 | Schwab U.S. Aggregate Bond ETFFR_808524839
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000080976 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000080976 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	64.20%
C000080976 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000080976 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
C000080976 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000080976 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000062367 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000062367 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000062367 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000062367 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000062367 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000062367 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000062367 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000062367 | Vanguard S&P 500 ETFFR_922908363
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000062367 | Vanguard Intermediate-Term Corporate Bond ETFFR_92206C870
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000062367 | Vanguard FTSE Developed Markets ETFFR_921943858
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000062367 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000062367 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000062367 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000062367 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000062367 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000062367 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000062368 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000062368 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000062368 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000062368 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000062368 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000062368 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000062368 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000062368 | Vanguard S&P 500 ETFFR_922908363
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000062368 | Vanguard Intermediate-Term Corporate Bond ETFFR_92206C870
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000062368 | Vanguard FTSE Developed Markets ETFFR_921943858
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000062368 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000062368 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000062368 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000062368 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000062368 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000062368 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000193819 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000193819 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000193819 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000193819 | Blackrock, Inc.FR_09290D101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000193819 | Parker-Hannifin Corp.FR_701094104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193819 | Hartford Financial Services Group, Inc.FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193819 | Boston Scientific Corp.FR_101137107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000193819 | AbbVie, Inc.FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000193819 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000193819 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000193819 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000193819 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000193819 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000193819 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000193819 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000193819 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000193819 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000193819 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000193819 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000193819 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000193819 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000193819 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000193819 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021481 | Constellation Software, Inc.FR_21037X951
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000021481 | Waste Connections, Inc.FR_94106B101
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021481 | Liberty Media Corp. - Liberty Formula OneFR_531229755
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021481 | Sika AGFR_ACI136GD1
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021481 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021481 | Keyence Corp.FR_649099009
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021481 | Wolters Kluwer NVFR_567151907
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021481 | Ajinomoto Co., Inc.FR_601090004
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021481 | Safran SAFR_B058TZ909
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021481 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021481 | Canada
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000021481 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000021481 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000021481 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000021481 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000021481 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000021481 | France
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000021481 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021481 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021481 | India
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021481 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021481 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021481 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000021481 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000021481 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000021481 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021481 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000021481 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000021481 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000021481 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000021482 | Constellation Software, Inc.FR_21037X951
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000021482 | Waste Connections, Inc.FR_94106B101
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021482 | Liberty Media Corp. - Liberty Formula OneFR_531229755
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021482 | Sika AGFR_ACI136GD1
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021482 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021482 | Keyence Corp.FR_649099009
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021482 | Wolters Kluwer NVFR_567151907
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021482 | Ajinomoto Co., Inc.FR_601090004
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021482 | Safran SAFR_B058TZ909
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021482 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021482 | Canada
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000021482 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000021482 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000021482 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000021482 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000021482 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000021482 | France
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000021482 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021482 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021482 | India
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021482 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021482 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021482 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000021482 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000021482 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000021482 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021482 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000021482 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000021482 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000021482 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%